CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (222,935)	$ (340,897)
Foreign currency translation adjustments, net of tax	3,802	(3,802)
Comprehensive loss	(219,133)	(344,699)
Comprehensive income attributable to noncontrolling interests	65	126
Comprehensive loss attributable to UpHealth, Inc.	$ (219,198)	$ (344,825)